Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements

At March 31, 2014, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2015	$147
Year ending March 31, 2016	22
Total minimum lease payments	$169

Schedule of Future Rental Income

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease, which provide for payments through 2016. At March 31, 2014, the minimum future rental income to be received is as follows:

Year ending March 31, 2015	$601
Year ending March 31, 2016	221
Total minimum future rental income	$822